Income Taxes (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Components of deferred income tax assets and liabilities
Non-capital losses carried forward	$ 385,441	$ 508,031
Marketable securities	17,384	(11,635)
Total gross deferred income tax assets	402,824	496,397
Valuation allowance	(402,824)	(496,397)
Net deferred income tax asset